Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Treasury Shares (Series C Preferred Shares)	Joint Share Ownership Plan — Voting Ordinary Shares, Held in Trust	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Cumulative Currency Translation Adjustment	Defined benefit pension liability	Unrealized gains (losses) on available-for-sale investments	Retained Earnings	Retained Earnings Cumulative effect of change in accounting principle	Noncontrolling Interest (excludes redeemable noncontrolling interests)	Voting ordinary shares Ordinary Shares	Voting ordinary shares Additional Paid-in Capital	Series C non-voting convertible ordinary shares Ordinary Shares	Series E non-voting convertible ordinary shares Ordinary Shares	Series C non-voting preferred shares Preferred Stock	Series D Preferred Shares Preferred Stock	Series E preferred perpetual shares Preferred Stock
Balance, beginning of year at Dec. 31, 2017		$ (421,559)	$ 0	$ 1,395,067	$ 10,468	$ 11,171	$ (3,143)	$ 2,440	$ 2,132,912	$ (1,573)	$ 9,264	$ 16,402		$ 2,600	$ 405	$ 389	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares			0									1,548	$ 413,141		505		400,000	110,000
Shares repurchased				0								0
Issuance costs of preferred shares				(14,643)
Amortization of share-based compensation				11,099
Other comprehensive income (loss)	$ (267)					(185)		(1,999)
Change in defined benefit pension liability	2,156						2,156
Net earnings (loss)	(162,354)								(212,272)
Net earnings (loss) attributable to noncontrolling interest	62,051								62,051		2,743
Dividends on preferred shares									(12,133)
Change in redemption value of redeemable noncontrolling interests									7,554
Contribution (distribution) of noncontrolling interest											49
Balance, end of year at Dec. 31, 2018		(421,559)	0	1,804,664	10,440	10,986	(987)	441	1,976,539	0	12,056	17,950		2,600	910	389	400,000	110,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares			0									52	583		0		0	0
Shares repurchased				0								0
Issuance costs of preferred shares				0
Amortization of share-based compensation				31,531
Other comprehensive income (loss)	(3,384)					(2,438)		(873)
Change in defined benefit pension liability	42						42
Net earnings (loss)	902,175								928,219
Net earnings (loss) attributable to noncontrolling interest	$ 9,870								9,870		2,159
Dividends on preferred shares									(35,914)
Change in redemption value of redeemable noncontrolling interests									9,178
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Contribution (distribution) of noncontrolling interest											(47)
Balance, end of year at Dec. 31, 2019	$ 4,856,351	(421,559)	0	1,836,778	7,171	8,548	(945)	(432)	2,887,892	$ (6,148)	14,168	18,002		2,600	910	389	400,000	110,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of shares			(566)									752			0		0	0
Shares repurchased				(25,828)								(178)	$ 815
Issuance costs of preferred shares				0
Amortization of share-based compensation				25,939
Other comprehensive income (loss)	73,609					(672)		73,008
Change in defined benefit pension liability	1,152						1,152
Net earnings (loss)	1,719,344								1,727,373
Net earnings (loss) attributable to noncontrolling interest	27,671								27,671		(159)
Dividends on preferred shares									(35,700)
Change in redemption value of redeemable noncontrolling interests									46,224
Contribution (distribution) of noncontrolling interest											(400)
Balance, end of year at Dec. 31, 2020	$ 6,688,004	$ (421,559)	$ (566)	$ 1,836,074	$ 80,659	$ 7,876	$ 207	$ 72,576	$ 4,647,312		$ 13,609	$ 18,576		$ 2,600	$ 910	$ 389	$ 400,000	$ 110,000